Basis of preparation of the financial statements	12 Months Ended
Dec. 31, 2021
Disclosure of financial liabilities [abstract]
Basis of preparation of the financial statements

2 Basis of preparation of the financial statements

2.1 Basis of accounting

The consolidated financial statements were prepared and presented in accordance with the International Financial Reporting Standards (“IFRS”) as issued by the International Accounting Standards Board (“IASB”).

2.2 Basis of presentation

The Company’s consolidated financial statements (“financial statements”) were prepared under the historical cost convention, unless stated otherwise in the accounting policies. These financial statements were prepared considering the continuity of its operating activities.

The significant accounting policies applied in the preparation of these financial statements were included in the respective notes. The Company has consistently applied the accounting policies to all periods presented in these financial statements, except for the disclosures included in the note 2.5(a) New standards and pronouncements adopted in the current fiscal year.

The issue of these financial statements was authorized by the Executive Board on April 27, 2022.

2.3 Basis of consolidation

The consolidated information comprises the financial statements of the Braskem S.A. and the following entities:

					Total and voting interest (%)
		Headquarters	2021	2020	2019

BM Insurance Company Limited ("BM Insurance")		Bermuda	100.00	100.00	100.00
Braskem America Finance Company ("Braskem America Finance")		USA	100.00	100.00	100.00
Braskem America, Inc. (“Braskem America”)		USA	100.00	100.00	100.00
Braskem Argentina S.A. (“Braskem Argentina”)		Argentina	100.00	100.00	100.00
Braskem Energy Ltda ("Braskem Energy")	(i)	Brazil	100.00
Braskem Europe GmbH ("Braskem Alemanha")		Germany	100.00	100.00	100.00
Braskem Finance Limited (“Braskem Finance”)		Cayman Islands	100.00	100.00	100.00
Braskem Green S.A. ("Braskem Brasil Green")	(ii)	Brazil	100.00
Braskem Idesa S.A.P.I. ("Braskem Idesa")		Mexico	75.00	75.00	75.00
Braskem Idesa Servicios S.A. de CV ("Braskem Idesa Serviços")		Mexico	75.00	75.00	75.00
Braskem Incorporated Limited ("Braskem Inc.")		Cayman Islands	100.00	100.00	100.00
Braskem India Private Limited ("Braskem India")		Índia	100.00	100.00
Braskem Mexico Proyectos S.A. de C.V. SOFOM ("Braskem México Sofom")		Mexico	100.00	100.00	100.00
Braskem Mexico Servicios S. RL de CV ("Braskem México Serviços")		Mexico	100.00	100.00	100.00
Braskem Mexico, S. de RL de CV ("Braskem México")		Mexico	100.00	100.00	100.00
Braskem Netherlands B.V. ("Braskem Holanda")		Netherlands	100.00	100.00	100.00
Braskem Netherlands Finance B.V. (“Braskem Holanda Finance”)		Netherlands	100.00	100.00	100.00
Braskem Netherlands Green B.V. (“Braskem Holanda Green”)	(iii)	Netherlands	100.00
Braskem Netherlands Inc. B.V. (“Braskem Holanda Inc.”)		Netherlands	100.00	100.00	100.00
Braskem Petroquímica Chile Ltda. (“Braskem Chile”)		Chile	100.00	100.00	100.00
Cetrel S.A. ("Cetrel")		Brazil	63.70	63.70	63.70
Distribuidora de Água Camaçari S.A. ("DAC")		Brazil	63.70	63.70	63.70
Lantana Trading Co. Inc. (“Lantana”)		Bahamas	100.00	100.00	100.00
Terminal Quimica Puerto México ("Terminal Química")	(iv)	Mexico	75.00
Special Purpose Entities (“SPE”)
Fundo de Investimento Caixa Júpiter Multimercado Crédito Privado Longo Prazo ("FIM Júpiter")		Brazil	100.00	100.00	100.00
Fundo de Investimento Santander Netuno Multimercado Crédito Privado Longo Prazo ("FIM Netuno")		Brazil	100.00	100.00	100.00

(i)	Subsidiary incorporated in April 2021 is currently in the preoperational phase. The main activities will include power trading and rendering management and representation services in the Free Energy Contracting Environment.
(ii)	Subsidiary incorporated in November 2021 is currently in the preoperational phase. The main activities will encompass the manufacture, trade, distribution, import and export of renewable products, development of technologies related to this purpose and holding interests in other companies.
(iii)	Subsidiary incorporated in September 2021 is currently in the preoperational phase. The main activities will encompass the trade, distribution, import and export of renewable products, development of technologies related to this purpose and holding interests in other companies.
(iv)	Subsidiary incorporated in December 2021 is currently in the preoperational phase. The main activities will encompass storing ethane, pumping feedstock to the complex and maintaining materials and its assets.

(a) Subsidiaries

The Company controls an entity when it is exposed to, or entitled to, the variable returns originating from its involvement with the entity and has the capacity to affect such returns by exercising its power over the entity. The financial statements of subsidiaries are included in these financial statements as from the date the Company obtains control until the date of the loss of control.

(b) Equity method investees

The Company’s investments in entities with accounting treatment using the equity method consist of their interests in associates and joint ventures.

Associates are those in which over which the Company, directly or indirectly, holds has significant influence, but not control or shared control, over the financial and operational operating policies. To be classified as a joint venture, a contractual agreement must exist that gives the Company shared control of the entity and granting to the Company the right to the net assets of the joint venture, and not the right to its specific assets and liabilities.

Such investments are initially recognized at cost, which includes the expenses with the transaction costs. Subsequent to initial recognition, the consolidated financial statements include the Company’s interest in the net profit or loss for the fiscal year profit or loss and other comprehensive income of equity-accounted investees, in the investee until the date on which the significant influence or joint control ceases to exist.

(c) Conversion of functional currency to presentation currency

The assets and liabilities of foreign operations are translated into Reais at the exchange rates at the reporting date. The income and expenses of foreign operations are translated into Reais at the exchange rates at the dates of the transactions. Foreign currency differences are recognized in other comprehensive income.

Since Argentina’s economy is considered hyperinflationary, to translate the financial statements of the subsidiary Braskem Argentina, the assets, liabilities, equity, income and expenses are translated into Reais at the exchange rate at the reporting date.

(d) Transactions eliminated in consolidation

Intragroup balances and transactions and any unrealized revenues or expenses arising from intragroup transactions are eliminated. Unrealized gains originating from transactions with investees recorded using the equity method are eliminated against the investment proportionately to the Company’s interest in the investee. Unrealized losses are eliminated in the same way as unrealized gains, but only to the extent that there is no evidence of impairment loss.

2.4 Functional and foreign currency

These financial statements are presented in Real, which is the functional currency of the Company. All amounts have been rounded to the nearest thousand, unless otherwise indicate.

The subsidiaries with a functional currency different from Real (“R$”) are listed below:

Functional currency

Subsidiaries
Braskem Alemanha	Euro
BM Insurance, Braskem America, Braskem America Finance, Braskem Holanda, Braskem Holanda Finance, Braskem Holanda Inc., Braskem México Sofom e Braskem Holanda Green	U.S.dollar ("US$")
Braskem Idesa, Braskem Idesa Serviços, Braskem México, Braskem México Serviços e Terminal Química	Mexican peso
Braskem Argentina	Argentinean peso
Braskem Chile	Chilenean peso
Braskem India	Rupee

2.5 New standards and interpretations

(a) New standards and pronouncements adopted in the current fiscal year

- Interest Rate Benchmark Reform: Phase 2 (amendments to IFRS9, IAS39, IFRS7, IFRS4 and IFRS16).

The amendments to Pronouncements IAS39 and IFRS9 provide temporary exceptions that address the effects of financial statements when an interbank certificate of deposit rate is replaced by an alternative with a nearly risk-free rate. The amendments include the following practical expedients:

• A practical expedient requiring contractual changes or changes in the cash flows directly required by the reform, to be treated as changes in the floating interest rate equivalent to the change in a market rate.

• When a hedged item in a cash flow hedge is amended to reflect the changes that are required by the reform, the amount accumulated in the other comprehensive income will be deemed to be based on the alternative benchmark rate on which the hedged future cash flows are determined.

• When a group of items is designated as a hedged item and an item in the group is amended to reflect the changes that are required by the reform, the hedged items are allocated to subgroups based on the benchmark rates being hedged.

• If an entity reasonably expects that an alternative benchmark rate will be separately identifiable within a period of 24 months, it is not prohibited from designating the rate as a non-contractually specified risk component if it is not separately identifiable at the designation date.

These amendments to standards do not impact these financial statements. The Company is monitoring the subject and the impacts are being measured (see Note 4.1). The Company intends to use the practical expedients in future periods if they become applicable.

(b) New standards and interpretations not yet in force

The standards issued by the IASB that have not yet come into force and have not been adopted by the Company are listed below. These new or amended standards are not expected to have a significant impact on Company’s financial statements:

- Onerous Contracts: costs of fulfilling a contract (amendments to IAS37).

- Annual improvements of IFRS Standards 2018-2020.

- Property, Plant and Equipment: proceeds before intended use (amendments to IAS16).

- Reference to Conceptual Framework (amendments to IFRS3).

- Classification of Liabilities as Current or Non-Current (amendments to IAS1).

- Definition of accounting estimates (amendment to IAS8).

- Definition of materiality for disclosure of accounting policies (amendments to IAS1 and IFRS Practice Statement 2).

- Deferred taxes related to assets and liabilities arising from a single transaction (amendments to IAS12).

2.6 Main measures and impacts due to COVID-19

Braskem has been monitoring the impacts from the COVID-19 pandemic on its business and surrounding communities. In 2020, Braskem formed a crisis committee to establish global procedures focusing mainly on the health and safety of people and the continuity of its operations. The main measures taken by the Company are:

(i)  Determining that all team members and contractors from the group vulnerable to COVID-19 work remotely;

(ii) Determining that all team members and contractors not directly related to the safe continuity of operations work remotely until the criteria for the start of flexible measures for a safe return are met;

(iii) Reducing the number of team members and contractors working on its industrial assets, with operations using the smallest possible teams, while considering all rules for ensuring personal safety and maintaining operational reliability;

(iv) Restricting visits by non-routine third parties and suppliers to Braskem’s facilities;

(v) Creating agendas jointly with clients and local communities to verify if there are products in its portfolio to help combat the pandemic;

(vi) Creating, implementing and monitoring the indicators of the Plan for Safe Return to Braskem plants and offices.

During 2020, the Company adopted cash-preservation measures to preserve the financial stability and resilience of its business, which included:

· Drawing down a revolving credit facility in the amount of US$1 billion (R$5.2 billion) in April 2020, which comes due in 2023. At the end of July 2020, the Company prepaid the facility in full, in an amount corresponding to R$5.5 billion;

· Issuing bonds in the international market by the subsidiary Braskem Holanda, in July 2020, in the amount of US$600 million (R$3.2 billion);

· Reducing the investments planned for 2020 from US$721 million (R$3.9 billion) to US$555 million (R$2.8 billion);

· Postponing the payment of social contribution charges in Brazil; and

· Optimizing working capital.

In 2021, the capacity utilization rates of the petrochemical complexes in Brazil remained in line with the past two years. In the United States, capacity utilization declined in relation to 2020, due to impacts from Winter Storm Uri on the U.S. Gulf Coast in early 2021 and operational faults at one of the PP plants in the last quarter of 2021. In Europe, the capacity utilization rates of the PP plants improved, supported by stronger demand in the region, which was affected by Covid-19 in 2020. The capacity utilization rate of the petrochemical complex in Mexico declined in relation to 2020, explained by the experimental production model implemented in the first quarter of 2021, following the unilateral interruption of natural gas transport service by Cenagas in early December 2020.

The Company also highlights the actions carried out jointly with its clients and partner companies to transform chemicals and plastic resins into items that are essential for combatting COVID-19, which include surgical masks, packaging for liquid and gel alcohol, bleach and 3D printing of bands for protective face shields; donations of LPG (cooking gas) to field hospitals; actions to support the chain of clients and suppliers, particularly small and midsized companies; and donations of hygiene kits and food staples to local communities.

Due to the uncertainties arising from the COVID-19 pandemic with regard to the global economy, it is impossible to accurately predict the adverse impacts on the equity and financial position of the Company and its subsidiaries after the reporting date. The Company did not suffer significant impacts on the supply chain due to logistical disruption. However, we will continue to monitor the short-term and long-term impacts of factors that may affect the cost availability of raw materials and inputs. With the recovery in demand for resins, the Company has no expectations of additional provisions for impairment of its assets arising from a scenario of demand constraints.